Share Based Payment - Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices (Details) - Restricted share units [member] - Share options [member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices [Line Items]
Number of options Outstanding at beginning of year:	4,832,966	7,136,720	7,001,800
Average exercise price Outstanding at beginning of year:	$ 0.47	$ 0.67	$ 0.88
Number of options Granted	89,408	905,036	1,473,748
Average exercise price Granted		$ 0.06	$ 0.34
Number of options Exercised	(424,562)	(2,917,879)	(224,463)
Average exercise price Exercised	$ 0.3	$ 1.23	$ 0.1
Number of options Forfeited	(118,759)	(262,845)	(768,269)
Average exercise price Forfeited	$ 0.23	$ 0.42	$ 0.56
Number of options Expired	(11,250)	(28,066)	(346,096)
Average exercise price Expired	$ 1.24	$ 0.67	$ 1.08
Number of options Outstanding at end of year	4,367,803	4,832,966	7,136,720
Average exercise price Outstanding at end of year	$ 0.48	$ 0.47	$ 0.67
Number of options Exercisable at end of year	3,688,224	2,548,439	3,605,391
Average exercise price Exercisable at end of year	$ 0.54	$ 0.66	$ 1.09